Note 15. Employee Related Liabilities Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 02, 2002 employee
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Cash	$ 913.5	$ 461.9
Defined Benefit Plan, Fair Value of Plan Assets	168.6	177.1
Defined Contribution Plan, Cost Recognized	7.9	5.0	5.1
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	7.0	18.4
Defined Benefit Plan, Accumulated Benefit Obligation	176.5
Defined Benefit Plan, Fair Value of Plan Assets	169.5
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	18.4
Defined Benefit Plan, Fair Value of Plan Assets	173.1	181.2	171.8
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	1.0
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	1.1
Postretirement Medical Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number Of New Participants To Be Added To Plan				0
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Return on Plan Assets, Percent	8.50%
Defined Benefit Plan, Actual Return on Plan Assets, Percent	4.60%	14.60%
End Of Service Entitlement, Korea And Italy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	18.0	22.2
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	60.4	50.4	53.7
Cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Cash	3.6	4.1
SunEdison Semiconductor Ltd.-Taisil [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Cost Recognized	$ 3.9	$ 4.0